share-based compensation - TELUS Corp restricted share units activity (Details)	12 Months Ended
	Dec. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments $ / shares
Restricted share units without market performance conditions
Number of restricted share units - Non-vested
Outstanding, beginning of period	6,468,954	6,468,954	6,387,040	6,387,040
Granted	3,199,809	3,199,809	4,092,094	4,092,094
In lieu of dividends	428,750	428,750	333,600	333,600
Vested during the period	(3,696,539)	(3,696,539)	(4,004,162)	(4,004,162)
Forfeited and cancelled	(383,689)	(383,689)	(339,618)	(339,618)
Outstanding, end of period	6,017,285	6,017,285	6,468,954	6,468,954
Number of restricted share units - vested
Outstanding, beginning of period	30,800	30,800	126,766	126,766
In lieu dividends	624	624	578	578
Vested	3,696,539	3,696,539	4,004,162	4,004,162
Settled in cash	(3,053,349)	(3,053,349)	(4,100,706)	(4,100,706)
Settled in equity	(644,744)	(644,744)
Outstanding, end of period	29,870	29,870	30,800	30,800
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares		$ 23.37		$ 22.42
Outstanding, beginning of period, vested | $ / shares		22.02		22.45
Issued - initial award | $ / shares		25.36		23.82
In lieu of dividends | $ / shares		23.08		23.62
Vested | $ / shares		23.14		22.28
Settled in cash | $ / shares		22.82		22.28
Settled in equity | $ / shares		24.17
Forfeited | $ / shares		23.82		22.65
Outstanding, end of period, non-vested | $ / shares		24.55		23.37
Outstanding, end of period, vested | $ / shares		$ 24.58		$ 22.02
Number of Rsu's	29,870	29,870	30,800	30,800
TELUS International (Cda) Inc. Restricted Share Units US Dollar Denominated
Number of restricted share units - Non-vested
Outstanding, beginning of period	2,093,603	2,093,603	2,527,704	2,527,704
Granted	357,966	357,966	836,145	836,145
Vested during the period	(982,395)	(982,395)
Forfeited and cancelled	(85,532)	(85,532)	(83,722)	(83,722)
Outstanding, end of period	1,383,642	1,383,642	2,093,603	2,093,603
Number of restricted share units - vested
Vested	982,395	982,395	1,186,524	1,186,524
Settled in cash	(982,395)	(982,395)	(1,186,524)	(1,186,524)
Weighted average grant-date fair value
Issued - initial award | $ / shares	$ 11.11		$ 7.32
Vested | $ / shares	5.95		5.10
Settled in cash | $ / shares	5.95		5.10
Forfeited | $ / shares	$ 7.00		$ 5.94